
EASTERN EUROPEAN EQUITY FUND

Market Report for the full year 2009

The financial disaster that threatened the region a year ago has not materialized thanks to public support led by the European Union and the IMF, better-than-expected economic performance in key countries and the resilience of western banks in Central & Eastern Europe. During 2009, stock markets in
Emerging Europe countries managed to recoup a big part of the losses registered in the previous year.

Markets Review: Performances in USD, for the full year 2009 (from December 31,
2008 to December 31, 2009)

MSCI RUSSIA: +100.3%
Last year recession took the nominal GDP index as low as -11% yoy in September, but things finally turned for the better by the last quarter of 2009 -- so much so as to motivate an increase of the Russian GDP forecast to +3.5% this year from the previous 2.5%. Net exports have been rising as recovering global growth has boosted exports, whilst import demand remained weak. Industrial production expanded by 1.3% yoy in November, the first positive reading since
October 2008, and the trade balance widened to USD105bil in the first ten months of the year, down by only 4.4% yoy. Net exports is expected to increase further this year as global demand perks up. Falling inflation has led to a visible recovery in real wages. We think the probabilities for the Russian market to continue to move upwards are pretty high.

MSCI TURKEY: +92.0%
The Turkish economy showed some signs of coming back at the end of 2009, despite economic growth slowing down in Q3 after fairly good performance in Q2, some signs suggested a recovery was on the way. Surprisingly strong October industrial production (+6.5% yoy) and a slightly better Q3 GDP reading, (-3.3%
vs. the expected -3.5%) gave some grounds for optimism. Fairly low inflation and the depressed economy were playing into the hands of the central bank's policymakers, who were pursuing an aggressive policy of monetary easing. As a result, the Turkish key interest rate was reduced by 850bp in 2009.

MSCI POLAND: +37.3%
The Polish economy managed to escape recession in 2009 thanks to a strong countercyclical fiscal stimulus, robust balance sheets of non-financial corporations that softened the drop in investment, a lower share of exports than its regional peers, and households' reduction of savings to smooth consumption given slower wage growth.

MSCI CZECH REPUBLIC: +19.6%
In Q3 2009 the Czech economy already posted a mild recovery driven by public and external demand. Compared with its main trading partner Germany, the recession in the Czech Republic was shorter and more shallow.

MSCI HUNGARY: +73.9%
The Hungarian economy entered a severe recession in late 2008, registering six consecutive quarters of falling GDP to Q309. As the share of exports is elevated, approx 120% of real GDP, falling inventories played a major role in the recession, subtracting as much as 20 percentage points from the yearly GDP change. On top of that, tight monetary and fiscal policies burdened the already fragile private sector balance sheets: household spending fell on average by 6%
in the first three quarters of 2009 and investment (excluding inventories) by
5.5%. A 6.8% GDP drop is expected in 2009.

PERFORMANCE AND ACTIVITY OF THE FUND

During 2009 the fund's total return was +85.8% versus +81.1% for the MSCI EM
Emerging Europe and +59.6% for the Nomura Central Eastern Europe Index (Source:
Bloomberg). During the year, the fund has


been overweighting (compared to MSCI Emerging Europe Index) the Commodities and
Materials sectors, and underweighting the Energy sector, the latest also because of the fund's investment guidelines that forbid to have more then 25%
of the fund invested in one sector. Regarding the geographic allocation, we have been overweighting Russia versus all other countries. We reduce our
Turkish holdings by half last November, as the Istanbul Stock Exchange went close to its all time high of October 2007, and was moving with increasing volatility and higher probabilities for a downward correction.

Outlook

Globally speaking, 2010 should be another year of recovery. Short to medium term (three to six months), the Moscow Stock Exchange is still our favorite and remains one of the most attractive markets, trading at 7.1 x 2010E PE. Russia is the least expensive market in the Global Emerging Market universe despite one of the highest earnings growth, and this is not just due to the oil and gas sector, although the discount in that sector stands out. Having passed through the trough of economic decline, the Russian GDP growth is expected to accelerate thanks to the low statistical base from 2009 and vibrant energy and commodity markets bringing in more cash. Technically speaking, the Russian market also looks attractive, trading currently at 59% of its all time high of
May 2008.

Important Disclosure Statements

The Fund's prospectus contains important information about the Fund's investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund's past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund's prospectus by calling 1-800-527-9525. Distributed by First Dominion Capital
Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-527-9525.

Information provided with respect to the Fund's Portfolio Holdings, Sector
Weightings, Number of Holdings and Expense Ratios are as of December 31, 2009
and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

Index Definitions

Nomura Composite-11 Index: an unmanaged index of equity securities traded on securities exchanges or established over-the-counter markets in Poland, the
Czech Republic, Hungary, Slovakia, Croatia, Romania, Slovenia, Estonia, Latvia,
Lithuania and Russia. Returns do not include dividends and distributions and are expressed in U.S. dollars. The comparative index is not adjusted to reflect deductions for fees, expenses or taxes that the U.S. Securities and Exchange
Commission (the "SEC") requires to be reflected in the Fund's performance.


                                    [CHART]
               EASTERN EUROPEAN EQUITY FUND        NRI COMPOSITE-11
               ----------------------------        ----------------
 2/15/1996                 9,425                         10,000
12/31/1996                14,034                         13,476

12/31/1997                14,949                         13,571

12/31/1998                 7,979                         10,607

12/31/1999                 9,136                         12,358

12/31/2000                 7,538                         11,061

12/31/2001                 6,979                         10,278

12/31/2002                 8,410                         12,730

12/31/2003                12,586                         18,811

12/31/2004                19,133                         28,500

12/31/2005                22,835                         38,609

12/31/2006                29,629                         58,359

12/31/2007                32,930                         78,150

12/31/2008                17,873                         28,256

12/31/2009                31,303                         45,304

--------------------------------------------------------------------------------


                                                     CLASS A SHARES
                               -------------------------------------------------------------------------------------------------
                               TOTAL RETURN
                               ------------                       AVERAGE ANNUAL RETURN
                                                      --------------------------------------------------------------------------
                                 ONE YEAR             FIVE YEARS           TEN YEARS
                                  ENDED                 ENDED                ENDED                  SINCE INCEPTION
                                12/31/2009            12/31/2009           12/31/2009           2/15/1996 TO 12/31/2009
                                ----------            ----------           ----------           -----------------------
Eastern European
 Equity Fund                      85.82%                9.05%                11.54%                     8.56%
NRI Composite-11                  60.34%                9.71%                13.87%                     11.49%

Performance figures assume the reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Past performance is not predictive of future performance. Performance figures include deduction of maximum applicable sales charges.


--------------------------------------------------------------------------------

   *Nomura Research Institute's ("NRI") Central and East European Index Series
   ("CEE Index Series") covers the main market stocks of 11 Central and East
   European countries- Estonia, Latvia, Lithuania, Czech Republic, Hungary,
   Poland, Slovakia, Croatia, Romania, Slovenia and Russia.

   Returns do not include dividends and distributions and are expressed in US$.


                                    [CHART]

                  EASTERN EUROPEAN EQUITY FUND      NRI COMPOSITE-11
                  ----------------------------     ------------------

  1/9/2003                  10,000                     10,000

12/31/2003                  14,750                     14,867

12/31/2004                  21,765                     22,523

12/31/2005                  25,796                     30,512

12/31/2006                  33,217                     46,121

12/31/2007                  34,541                     61,761

12/31/2008                  18,523                     22,330

12/31/2009                  34,109                     35,803

--------------------------------------------------------------------------------


                                                                             CLASS C SHARES
                                                             ----------------------------------------------
                                                             TOTAL RETURN
                                                             ------------       AVERAGE ANNUAL RETURN
                                                                          ---------------------------------
                                                               ONE YEAR   FIVE YEARS
                                                                ENDED       ENDED       SINCE INCEPTION
                                                              12/31/2009  12/31/2009 1/9/2003 TO 12/31/2009
                                                              ----------  ---------- ----------------------
Eastern European Equity Fund                                    84.15%      9.40%            19.21%
NRI Composite-11                                                60.34%      9.71%            20.04%

Performance figures assume the reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Past performance is not predictive of future performance. Performance figures include deduction of maximum applicable sales charges.


--------------------------------------------------------------------------------

  *Nomura Research Institute's ("NRI") Central and East European Index Series
  ("CEE Index Series") covers the main market stocks of 11 Central and East
  European countries- Estonia, Latvia, Lithuania, Czech Republic, Hungary,
  Poland, Slovakia, Croatia, Romania, Slovenia and Russia.

  Returns do not include dividends and distributions and are expressed in US$.


EASTERN EUROPEAN EQUITY FUND

FUND EXPENSES

FUND EXPENSES EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or deferred sales charges or redemption fees on certain redemptions made within 360 days of purchase of Class A shares and 2 years of purchase of Class C shares and
(2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period July 1, 2009 and held for the six months ended December 31, 2009.

ACTUAL EXPENSES EXAMPLE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period"
to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                                 EXPENSES PAID DURING
                                          BEGINNING ACCOUNT                            PERIOD*
                                                VALUE       ENDING ACCOUNT VALUE JULY 1, 2009 THROUGH
CLASS A                                     JULY 1, 2009     DECEMBER 31, 2009    DECEMBER 31, 2009
-----------------------------------------------------------------------------------------------------
Actual                                         $ 1,000           $ 1,402.40            $ 17.08
-----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $ 1,000           $ 1,010.90            $ 14.29



                                                                                 EXPENSES PAID DURING
                                          BEGINNING ACCOUNT                            PERIOD*
                                                VALUE       ENDING ACCOUNT VALUE JULY 1, 2009 THROUGH
CLASS C                                     JULY 1, 2009     DECEMBER 31, 2009    DECEMBER 31, 2009
-----------------------------------------------------------------------------------------------------
Actual                                         $ 1,000           $ 1,396.48            $ 21.56
-----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $ 1,000           $ 1,007.15            $ 18.06


*  - Expenses are equal to the Fund's annualized expense ratio of 2.82% for
   Class A and 3.57% for Class C, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.


                                    [CHART]

                         EASTERN EUROPEAN EQUITY FUND
            PORTFOLIO HOLDINGS, BY SECTOR, AS PERCENTAGE OF NET ASSETS
                           AS OF DECEMBER 31, 2009

Industry Sector
----------------
Appliances                                   1.63
Auto-Cars/Light Trucks                       1.31
Building & Construction-Misc                 0.58
Cellular Telecom                             6.29
Closed-End Funds                             0.16
Commercial Banks - Non-US                   13.14
Electric-Integrated                          1.87
Exchange-Traded Fund                         4.80
Food-Dairy Products                          2.18
Gold Mining                                  0.41
Investment Companies                         1.98
Metal-Copper, Div & Iron                     9.52
Oil Comp-Explor, Prod & Integrated          24.17
Oil-Field Services                           1.49
Other                                        8.41
Property Casualty Insurance                  0.43
Real Estate Operation/Development            0.66
Steel-Pipe, Tube & Producers                14.71
Telecom Services                             1.09
Transport-Services                           0.84


                         EASTERN EUROPEAN EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2009


   NUMBER
     OF                                                     % OF       FAIR
   SHARES   SECURITY DESCRIPTION                         NET ASSETS    VALUE
   ------   --------------------                         ----------    -----

            COMMON STOCK                                      95.12%

            AUSTRIA                                            1.73%
     65,000 Wiener Privatbank SE/*/                                  $  829,222
                                                                     ----------

            GERMANY                                            0.96%
     50,000 Bank of Georgia Regs GDR/*/                                 417,500
      9,000 Magnat Real Estate Opps/*/                                   41,282
                                                                     ----------
                                                                        458,782
                                                                     ----------

            GREAT BRITAIN                                      4.59%
    106,500 Equest Investments Balkans/*/                               120,518
    136,000 Highland Gold Mining Ltd./*/                                198,971
     70,000 Kazakhms PLC/*/                                           1,502,792
    590,000 Lewis Charles Romania Property Fund Ltd./*/                  78,688
     22,000 Ukraine Opportunity Trust PL/*/ (warrants)                    2,750
    110,000 Ukraine Opportunity Trust PL ORD/*/                         302,500
                                                                     ----------
                                                                      2,206,219
                                                                     ----------

            HUNGARY                                            0.58%
    267,793 Ablon Group/*/                                              277,065
                                                                     ----------

            LUXEMBOURG                                         3.70%
     63,000 Evraz Group SA GDR Regs/*/                                1,779,750
                                                                     ----------

            POLAND                                             3.42%
     75,000 Bank Millennium SA/*/                                       125,606
      5,000 Bank Pekao SA/*/                                            282,091
      3,700 Bank Rozwoju Eksportu SA/*/                                 335,648
    105,000 Polska Grupa Energetyczna/*/                                897,561
                                                                     ----------
                                                                      1,640,906
                                                                     ----------

            RUSSIA                                            68.74%
 45,000,000 Federal Grid Co. Unified-CLS*                               488,250
     80,000 Gazprom OAO Spon ADR                                      2,040,000
    238,587 Integra Group Holdings GDR*                                 715,761
    114,000 JSC MMC Norilsk Nickel ADR*                               1,635,900




      NUMBER
        OF                                           % OF        FAIR
      SHARES   SECURITY DESCRIPTION               NET ASSETS     VALUE
      ------   --------------------               ----------     -----

               RUSSIA (CONTINUED)                      68.74%

        70,000 JSC MMC Norilsk Spon ADR*                      $  1,004,500
        44,000 Lukoil Holdings Spon ADR                          2,521,200
        38,000 Magnitogorsk Spon GDR Regs/*/                       429,400
       100,000 Mechel Steel Group OAO                            1,882,000
        23,000 Mobile Telesystems Spon ADR/*/                    1,124,470
     7,400,000 Mosenergo/*/                                        814,000
        29,000 Novatek OAO Spons GDR Regs                        1,914,000
        48,000 Novolipetsk Steel GDR Reg S/*/                    1,473,600
        35,000 PJSC Novorossiysk Commerce GDR/*/                   402,850
             1 OAO Open Investments GDR/*/                               5
       295,000 Rosneft Oil Co. OAO GDR Reg S                     2,537,000
       180,000 Rushydro Sponsored ADR Reg S/*/                     689,400
       995,000 Sberbank RF                                       2,794,955
       197,298 Severstal GDR Reg S/*/                            1,874,331
        25,000 Sistema Regs Spons GDR/*/                           525,000
       150,000 Surgutneftegaz SP ADR                             1,237,500
        46,666 Tatneft Sponsored REG S GDR                       1,359,847
        45,710 TMK GDR Regs                                        819,581
       102,000 Vimpel Communications Spon ADR                    1,896,180
       380,000 VTB Bank OJSC-GDR/*/                              1,793,600
        44,000 Wimm Bill Dann Foods ADR/*/                       1,048,520
                                                              ------------
                                                                33,021,850
                                                              ------------

               TURKEY                                   6.60%
        60,000 Aksigorta AS                                        208,584
       200,000 Arcelik AS*                                         782,190
        60,000 Enka Insaat Ve Sanayi AS                            276,775
       236,766 Eregli Demir Ve Celik FAB/*/                        712,293
       200,000 Tofas Turk Otomobil FABRI/*/                        631,100
       300,000 Turk Ekonomi Bankasi AS/*/                          561,572
                                                              ------------
                                                                 3,172,514
                                                              ------------

               UNITED STATES                            4.80%
        74,000 Market Vectors Russia ETF                         2,307,320
                                                              ------------

               TOTAL INVESTMENTS:

               (COST: $39,165,424)                     95.12%   45,693,628
               Other assets, net of liabilities         4.88%    2,343,742
                                                  ----------  ------------

               NET ASSETS                             100.00% $ 48,037,370
                                                  ==========  ============

ADR- Security represented is held by the custodian bank in the form of American
Depository Receipts.
GDR- Security represented is held by the custodian bank in the form of Global
Depository Receipts.
/*/Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the last year preceeding the date of the Fund's related balance sheet.)


EASTERN EUROPEAN EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2009
--------------------------------------------------------------------------------


ASSETS
 Investments at fair value (identified cost of $39,165,424) (Note 1)                    $  45,693,628
 Cash                                                                                       1,742,017
 Foreign currency at fair value (cost of $28,526)                                              28,659
 Receivable for security sold                                                                 268,762
 Receivable for capital stock sold                                                            352,769
 Dividends receivable                                                                          46,051
 Tax reclaim receivable at fair value (cost of $6,567)                                          6,715
 Prepaid expenses                                                                              30,265
                                                                                        -------------
   TOTAL ASSETS                                                                            48,168,866
                                                                                        -------------

LIABILITIES
 Payable for capital stock redeemed                                                             8,969
 Accrued investment management fees                                                            49,275
 Accrued 12b-1 fees                                                                            33,120
 Accrued administration and transfer agent fees                                                10,872
 Accrued custodian fees                                                                        14,884
 Other accrued expenses                                                                        14,376
                                                                                        -------------
   TOTAL LIABILITIES                                                                          131,496
                                                                                        -------------

NET ASSETS                                                                              $  48,037,370
                                                                                        =============
 NET ASSETS CONSIST OF:
 Paid-in-capital applicable to 2,077,149 $0.01 par value shares of beneficial interest
   outstanding                                                                          $  54,459,804
 Accumulated net investment income (loss)                                                     (23,398)
 Accumulated net realized gain (loss) on investments and foreign currency transactions    (12,927,521)
 Net unrealized appreciation (depreciation) of investments and foreign currency             6,528,485
                                                                                        -------------
 NET ASSETS                                                                             $  48,037,370
                                                                                        =============

NET ASSET VALUE PER SHARE
CLASS A
 ($46,604,941 / 2,012,581 shares outstanding; 20,000,000 authorized)                    $       23.16
                                                                                        =============

MAXIMUM OFFERING PRICE PER SHARE ($23.16 X 100/94.25)                                   $       24.57
                                                                                        =============
CLASS C
 ($1,432,429 / 64,568 shares outstanding; 15,000,000 authorized)                        $       22.19
                                                                                        =============


See Notes to Financial Statements


EASTERN EUROPEAN EQUITY FUND
STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------


INVESTMENT INCOME
 Dividend (Net of foreign tax withheld of $63,513)                        $    357,916
 Interest                                                                        6,420
                                                                          ------------
   Total investment income                                                     364,336
                                                                          ------------

EXPENSES
 Investment management fees (Note 2)                                           405,086
 Rule 12b-1 and servicing fees (Note 2)
   Class A                                                                      78,812
   Class C                                                                       8,827
 Recordkeeping and administrative services (Note 2)                             77,165
 Accounting fees                                                                36,752
 Custody fees                                                                   48,994
 Transfer agent fees (Note 2)                                                  126,188
 Professional fees                                                              39,647
 Filing and registration fees (Note 2)                                          34,536
 Directors fees                                                                 12,900
 Compliance fees                                                                11,556
 Shareholder services and reports (Note 2)                                      52,835
 Other                                                                          36,201
                                                                          ------------
   Total expenses                                                              969,499
   Management fee waivers (Note 2)                                             (41,887)
                                                                          ------------
   Net Expenses                                                                927,612
                                                                          ------------
   Net investment income (loss)                                               (563,276)
                                                                          ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES AND
  RELATED TRANSACTIONS
   Net realized gain (loss) on investments                                    (715,145)
   Net realized gain (loss) on foreign currency transactions                  (382,577)
   Net increase (decrease) in unrealized appreciation (depreciation) of
     investments and foreign currencies                                     20,395,337
                                                                          ------------
   Net realized and unrealized gain (loss) on investments and foreign
     currencies and related transactions                                    19,297,615
                                                                          ------------

   INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS                                                             $ 18,734,339
                                                                          ============


See Notes to Financial Statements


EASTERN EUROPEAN EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                             YEAR ENDED        YEAR ENDED
                                                          DECEMBER 31, 2009 DECEMBER 31, 2008
                                                          ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income (loss)                              $   (563,276)     $    (394,304)
  Net realized gain (loss) on investments and
   foreign currency transactions                              (1,097,722)       (11,418,415)
  Net increase (decrease) in unrealized appreciation
   (depreciation) of investments and foreign currencies       20,395,337        (12,442,885)
                                                            ------------      -------------
  Increase (decrease) in net assets from operations           18,734,339        (24,255,604)
                                                            ------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
     Class A                                                     (96,130)        (2,315,221)
     Class C                                                          --            (61,750)
                                                            ------------      -------------
  Decrease in net assets from distributions                      (96,130)        (2,376,971)
                                                            ------------      -------------

CAPITAL STOCK TRANSACTIONS (NOTE 5)
  Shares sold
     Class A                                                  12,784,797          3,840,887
     Class C                                                     523,713            396,140
  Distributions reinvested
     Class A                                                      79,175          2,123,117
     Class C                                                          --             55,162
  Shares redeemed
     Class A                                                  (8,254,735)       (25,251,588)
     Class C                                                    (272,942)          (742,773)
                                                            ------------      -------------
  Increase (decrease) in net assets from capital
   stock transactions                                          4,860,008        (19,579,055)
                                                            ------------      -------------

NET ASSETS
  Increase (decrease) during year                             23,498,217        (46,211,630)
  Beginning of year                                           24,539,153         70,750,783
                                                            ------------      -------------
END OF YEAR (including accumulated net investment
  income (loss) of $(23,398) in 2009 and $86,985 in
  2008)                                                     $ 48,037,370      $  24,539,153
                                                            ============      =============


See Notes to Financial Statements


EASTERN EUROPEAN EQUITY FUND
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------


                                                                         CLASS A SHARES
                                                                    YEARS ENDED DECEMBER 31,
                                               -----------------------------------------------------------------
                                                    2009/(1)/       2008/(1)/     2007         2006         2005
                                               ----------         ----------  --------   --------       --------
NET ASSET VALUE, BEGINNING OF YEAR              $  12.49           $  25.50   $  29.61   $  22.82       $  19.12
                                                --------           --------   --------   --------       --------
INVESTMENT ACTIVITIES
  Net investment income (loss)                     (0.30)             (0.17)     (0.12)     (0.15)         (0.29)
  Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions                                    11.02             (11.51)      1.54       6.98           3.99
                                                --------           --------   --------   --------       --------
  TOTAL FROM INVESTMENT ACTIVITIES                 10.72             (11.68)      1.42       6.83           3.70
                                                --------           --------   --------   --------       --------
DISTRIBUTIONS
  Net investment income                            (0.05)             (1.33)     (0.65)     (0.04)            --
  Net realized gain                                   --                 --      (4.88)        --             --
                                                --------           --------   --------   --------       --------
  TOTAL DISTRIBUTIONS                              (0.05)             (1.33)     (5.53)     (0.04)            --
                                                --------           --------   --------   --------       --------
NET ASSET VALUE, END OF YEAR                    $  23.16           $  12.49   $  25.50   $  29.61       $  22.82
                                                ========           ========   ========   ========       ========
TOTAL RETURN                                       85.82%            (45.87%)     1.14%     29.92%         19.35%
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets/  /
  Expenses before waiver                            2.97%              2.56%      2.25%      2.49%/(C)/     2.54%
  Expenses, net / /                                 2.84%/(A)(B)/      2.56%      2.25%      2.37%/(B)/     2.54%
  Net investment income (loss)                     (1.74%)            (0.77%)    (0.39%)    (0.58%)        (1.34%)
Portfolio turnover rate                            65.53%            147.72%    209.58%    115.04%         67.09%
Net assets, end of year (000's)                 $ 46,605           $ 23,851   $ 68,956   $ 80,711       $ 62,939


/(A)/Management fee waivers and reimbursements of expenses reduced the expense ratio and increased net investment income ratio by 0.13% for the year ended
December 31, 2009.

/(B)/Expense ratio- net reflects the effect of the management fee waivers for the year ended December 31, 2009 and the custodian fee credits the fund received in 2006.

/(C)/Expense ratio has been increased to include additional custodian fees which were offset by custodian fee credits.

/(1)/Per share amounts calculated using the average share method.

See Notes to Financial Statements


EASTERN EUROPEAN EQUITY FUND
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------


                                                                        CLASS C SHARES
                                                                   YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------------
                                                   2009/(1)/       2008/(1)/     2007         2006        2005
                                               ----------        ----------  --------   --------       -------
NET ASSET VALUE, BEGINNING OF YEAR              $ 12.05           $  24.56   $  28.60   $  22.21       $ 18.74
                                                -------           --------   --------   --------       -------
INVESTMENT ACTIVITIES
  Net investment income (loss)                    (0.41)             (0.29)     (0.25)     (0.22)        (0.37)
  Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions                                   10.55             (11.08)      1.36       6.61          3.84
                                                -------           --------   --------   --------       -------
  TOTAL FROM INVESTMENT ACTIVITIES                10.14             (11.37)      1.11       6.39          3.47
                                                -------           --------   --------   --------       -------
DISTRIBUTIONS
  Net investment income                              --              (1.14)     (0.27)        --            --
  Net realized gain                                  --                 --      (4.88)        --            --
                                                -------           --------   --------   --------       -------
  TOTAL DISTRIBUTIONS                                --              (1.14)     (5.15)        --            --
                                                -------           --------   --------   --------       -------
NET ASSET VALUE, END OF YEAR                    $ 22.19           $  12.05   $  24.56   $  28.60       $ 22.21
                                                =======           ========   ========   ========       =======
TOTAL RETURN                                      84.15%            (46.37%)     3.98%     28.77%        18.49%
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets/  /
  Expenses before waiver                           3.72%              3.31%      3.00%      3.24%/(C)/    3.29%
  Expenses, net / /                                3.59%/(A)(B)/      3.31%      3.00%      3.12%/(B)/    3.29%
  Net investment loss                             (2.21%)            (1.36%)    (1.14%)    (1.33%)       (2.09%)
Portfolio turnover rate                           65.53%            147.72%    209.58%    115.04%        67.09%
Net assets, end of year (000's)                 $ 1,432           $    688   $  1,795   $    863       $   511


/(A)/Management fee waivers and reimbursements of expenses reduced the expense ratio and increased net investment income ratio by 0.13% for the year ended
December 31, 2009.

/(B)/Expense ratio- net reflects the effect of the management fee waivers for the year ended December 31, 2009 and the custodian fee credits the fund received in 2006.

/(C)/Expense ratio has been increased to include additional custodian fees which were offset by custodian fee credits.

/(1)/Per share amounts calculated using the average share method.

See Notes to Financial Statements


EASTERN EUROPEAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2009
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Eastern European Equity Fund (the "Fund"), previously the Vontobel
Eastern European Equity Fund, is a series of The World Funds, Inc. ("TWF"), which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management investment company. TWF has allocated to the
Fund 50,000,000 (Class A: 20,000,000; Class C: 15,000,000; Class I: 15,000,000)
of its 1,500,000,000 shares of $.01 par value common stock. The Fund was established in February, 1996, originally as a series of Vontobel Funds, Inc.
Effective November 8, 2004, the Fund was reorganized as a series of TWF. The
Fund maintains its financial statements, information and performance history.

     The objective of the Fund is to achieve capital appreciation by investing in a carefully selected and continuously managed diversified portfolio consisting primarily of equity securities of issuers located in Eastern Europe.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

SECURITY VALUATION

     The Fund's securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) or included in the NASDAQ
National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price.
In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's
Board of Directors. Short-term debt securities (less than 60 days to maturity)
are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund's officers in a manner specifically authorized by the Board of Directors of the
Fund. Depositary Receipts ("ADR") will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. ADRs for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Portfolio securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Directors believes reflects fair value.

     The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. The Fund may use fair value pricing more often due to the Fund's global focus.


     When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund's policy is intended to result in a calculation of the
Funds' NAV that fairly reflects security values as of the time of pricing.
However, fair values determined pursuant to the Fund's procedures may not be the values that the Fund ultimately realizes from the disposal of such securities and may vary significantly from the fair values presented.

     The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:


Level 1 --  Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 --  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 --  Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.


     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The following is a summary of the inputs used to value the Fund's investments as of December 31, 2009:


                                  LEVEL 2            LEVEL 3
                  LEVEL 1    OTHER SIGNIFICANT     SIGNIFICANT
COMMON STOCKS  QUOTED PRICES OBSERVABLE INPUTS UNOBSERVABLE INPUTS    TOTAL
-------------  ------------- ----------------- ------------------- ------------
Austria        $         --      $829,222             $ --         $    829,222
Germany             458,782            --               --              458,782
Great Britain     2,206,219            --               --            2,206,219
Hungary             277,065            --               --              277,065
Luxembourg        1,779,750            --               --            1,779,750
Poland            1,640,906            --               --            1,640,906
Russia           33,021,850            --               --           33,021,850
Turkey            3,172,514            --               --            3,172,514
United States     2,307,320            --               --            2,307,320
               ------------      --------             ----         ------------
               $ 44,864,406      $829,222             $ --         $ 45,693,628
               ============      ========             ====         ============


     Refer to the Fund's Schedule of Investments for a listing of the securities by type and country.


     The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:


                                                          Investment
                                                         in Securities
                                                         -------------
         Balance as of 12/31/08                          $  2,087,550
         Net purchases (sales)                             (1,964,906)
         Realized gain (loss)                                  41,475
         Change in unrealized appreciation/depreciation      (164,119)
                                                         ------------
         Balance as of 12/31/09                          $         --
                                                         ============


     In January 2010, the Financial Accounting Standards Board ("FASB") issued
Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about
Fair Value Measurements" which amends FASB Accounting Standards Codification
Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by
ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

SECURITY TRANSACTIONS AND DIVIDENDS

     Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis.
Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

ACCOUNTING ESTIMATES

     In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

     The Fund intends to comply with the requirements of the Internal Revenue
Code applicable to regulated investment companies and to distribute all taxable income to their shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

     Management has analyzed the Fund's tax positions for each of the open tax years (2006 to 2009), and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax


positions taken in the Fund's tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

RECLASSIFICATION OF CAPITAL ACCOUNTS

     GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended December 31, 2009, the Fund decreased paid-in capital by $931,600 decreased the accumulated net realized gain (loss) by $382,577 and decreased accumulated net investment loss by $549,023. These reclassifications have no effect on net assets or net asset value per share.

CLASS NET ASSET VALUES AND EXPENSES

     All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

     The Fund currently offers Class A shares which include a maximum front-end sales charge of 5.75% and a maximum contingent deferred sales charge of 2% on the proceeds of Class A shares redeemed within 360 days. Class A shares may be purchased without a front-end sales charge through certain third-party fund
"supermarkets". The Fund also offers Class C shares which include a maximum contingent deferred sales charge of 2% on the proceeds of Class C shares redeemed within 2 years of purchase.

CURRENCY TRANSLATION

     The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS
WITH AFFILIATES

     Pursuant to an Investment Advisory Agreement, Commonwealth Capital
Management, LLC ("CCM") provides investment advisory services for an annual fee of 1.25% on the first $500 million of average daily net assets and 1.00% on average daily net assets over $500 million. CCM has entered into a sub-advisory agreement with Vontobel Asset Management, Inc. ("VAM"). CCM analyzes economic and market trends, periodically assesses the Fund's investment policies and recommends changes regarding the policies to the Board where appropriate. CCM evaluates the performance of VAM in light of selected benchmarks and the needs of the Fund, recommends changes to the Board where appropriate, and reports to the Board on the


foregoing. Pursuant to the Sub-Advisory Agreement, VAM is responsible for the day-to-day decision making with respect to the Fund's investment program. VAM, with CCM's oversight, manages the investment and reinvestment of the assets of the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For its services, VAM is entitled to receive a sub-advisory fee at an annual rate of 0.55% on the first $50 million in average daily net assets and 0.50% on average daily net assets in excess of $50 million of the investment advisory fees received by CCM. VAM's fee for sub-advisory services is paid by CCM from the investment advisory fees it receives and not by the
Fund. For the year ended December 31, 2009, CCM earned $405,086 in advisory fees, of which $41,887 was waived. At December 31, 2009, CCM was due $49,275 from the Fund.

     CCM contractually agreed to waive or limit its fees and to assume other operating expenses until August 31, 2009 so that the ratio of total annual operating expenses for the Fund's Class A Shares was limited to 2.75% and that the ratio of total annual operating expenses for the Fund's Class C Shares was limited to 3.50%. The total amount of reimbursement recoverable by the Adviser is the sum of all fees previously waived or reimbursed by the Adviser to the
Fund during any of the previous three (3) years, less any reimbursement previously paid, and is subject to the limitations on total expenses set forth above. The total amount of recoverable reimbursements as of December 31, 2009 was $41,887, which will expire December, 2012.

     First Dominion Capital Corp. ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. In addition to underwriting fees and commissions received relating to the distribution of the Fund's shares, FDCC receives a maximum deferred sales charge ("DSC") of 2%
for certain Fund share redemptions occurring within 360 days of purchase of
Class A shares and within 2 years of purchase of Class C shares. Shares redeemed subject to a DSC will receive a lower redemption value per share. For the year ended December 31, 2009, FDCC received $3,794 in underwriting fees and commissions and $12,939 in DSC fees relating to the distribution and redemption of certain Fund shares.

     The Fund has adopted a Distribution Plan (the "Plan") for Class A Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributors of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of average daily net assets attributable to its Class A shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Class A shares. For the year ended December 31, 2009, there were $78,812 in Class A 12b-1 expenses incurred.

     The Fund has adopted a Distribution Plan (the "Plan") for Class C Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributors of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of
1.00% of average daily net assets. Of this amount, 0.75% represents distribution 12b-1 fees and 0.25% represents shareholder servicing fees. For the year ended December 31, 2009, there were $8,827 in Class C 12b-1 and distribution expenses incurred.

     Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives an asset-based fee based on the average daily net assets of the Fund. For the year ended
December 31, 2009, CSS earned $77,165 for its services, of which $5,289 was due at December 31, 2009.


Additionally CSS received $2,143 of the $52,835 of shareholder services and reports expense incurred and $7,200 of the $34,536 filing and registration fees for hourly services provided to the Fund.

     Commonwealth Fund Services, Inc. ("CFSI") provides transfer and dividend disbursing agent services to the Fund. For the year ended December 31, 2009,
CFSI earned $126,188 for its services, of which $5,583 was due at December 31,
2009.

     Certain officers and/or interested directors of the Fund are also officers and/or directors of VAM, FDCC, CSS, and CFSI.

NOTE 3 - INVESTMENTS

     Purchases and sales of securities other than short-term notes aggregated
$32,094,153 and $19,085,056, respectively, for the year ended December 31, 2009.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. The tax character of distributions paid during the year ended
December 31, 2009 and the year ended December 31, 2008 were as follows:


                                      YEAR ENDED        YEAR ENDED
                                   DECEMBER 31, 2009 DECEMBER 31, 2008
                                   ----------------- -----------------
         Distributions paid from:
         Ordinary income               $ 96,130         $ 2,376,971
         Net Realized Gain                   --                  --
                                       --------         -----------
                                       $ 96,130         $ 2,376,971
                                       ========         ===========


     As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:


                                                          YEAR ENDED
                                                       DECEMBER 31, 2009
                                                       -----------------
      Accumulated net realized gain (loss) on
        investments and foreign currency transactions    $ (12,927,521)
      Net unrealized appreciation/depreciation of
        investments and foreign currency                     6,528,485
      Post-October foreign currency losses/*/                  (23,398)
                                                         -------------
      Total                                              $  (6,422,434)
                                                         =============


     /*/ Under current tax law, foreign currency losses realized after
     October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following year.

     As of December 31, 2009, the Fund has a capital loss carryforward of
$12,927,521 available to offset future capital gains, if any. To the extent that this carryforward is used to offset future capital gains, it is


probable that the amount which is offset will not be distributed to shareholders. This carryforward will expire as follows:


                               2016  $ 12,064,830
                               2017       862,691
                                     ------------
                                     $ 12,927,521
                                     ============


     As of December 31, 2009, cost for federal income tax purpose is
$39,165,424 and net unrealized appreciation (depreciation) consists of:


                  Gross unrealized appreciation  $ 13,338,681
                  Gross unrealized depreciation    (6,810,477)
                                                 ------------
                  Net unrealized appreciation    $  6,528,204
                                                 ============


NOTE 5 - CAPITAL STOCK TRANSACTIONS

     Capital stock transactions for each class of shares were:


                                   CLASS A SHARES          CLASS C SHARES
                                     YEAR ENDED              YEAR ENDED
                                 DECEMBER 31, 2009       DECEMBER 31, 2009
                             -------------------------  -------------------
                               Shares        Value       Shares     Value
                               ------        -----      ------     -----
    Shares sold                 645,634  $  12,784,797   27,190  $  523,713
    Shares reinvested             3,482         79,175       --          --
    Shares redeemed            (546,221)    (8,254,735) (19,728)   (272,942)
                             ----------  -------------  -------  ----------
    Net increase (decrease)     102,895  $   4,609,237    7,462  $  250,771
                             ==========  =============  =======  ==========

                                   CLASS A SHARES          CLASS C SHARES
                                     YEAR ENDED              YEAR ENDED
                                 DECEMBER 31, 2008       DECEMBER 31, 2008
                             -------------------------  -------------------
                               Shares        Value       Shares     Value
                               ------        -----      ------     -----
    Shares sold                 186,678  $   3,840,887   17,141  $  396,140
    Shares reinvested           167,174      2,123,117    4,499      55,162
    Shares redeemed          (1,148,136)   (25,251,588) (37,622)   (742,773)
                             ----------  -------------  -------  ----------
    Net increase (decrease)    (794,284) $ (19,287,584) (15,982) $ (291,471)
                             ==========  =============  =======  ==========


NOTE 6 - SUBSEQUENT EVENTS

     Management has evaluated all transactions and events subsequent to the date of the balance sheet through February 26, 2010, the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
WORLD FUNDS, INC.
RICHMOND, VIRGINIA

We have audited the accompanying statement of assets and liabilities of the
Eastern European Equity Fund, a series of The World Funds, Inc., including the schedule of investments as of December 31, 2009, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the
Eastern European Equity Fund as of December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
February 26, 2010


EASTERN EUROPEAN EQUITY FUND
THE WORLD FUNDS, INC.
(THE "COMPANY")

Information pertaining to the directors and officers of the Fund is set forth below. The names, addresses and birth years of the directors and officers of the Company, together with information as to their principal occupations during the past five years, are listed below. The directors who are considered
"interested persons" as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser and the principal underwriter, and officers of the Company, are noted with an asterisk (*). The
Statement of Additional Information (the "SAI") includes additional information about the directors and is available without charge upon request by calling, toll-free, (800) 527-9525.


-------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS AND YEAR BORN  POSITION(S) HELD NUMBER OF PRINCIPAL OCCUPATION(S) DURING THE PAST       OTHER
                             WITH COMPANY     FUNDS IN  FIVE (5) YEARS                                DIRECTORSHIPS
                             AND TENURE       COMPANY                                                 BY DIRECTORS
                                              OVERSEEN                                                AND NUMBER
                                                                                                      OF FUNDS IN
                                                                                                      THE COMPLEX
                                                                                                      OVERSEEN
-------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS:
-------------------------------------------------------------------------------------------------------------------
 * John Pasco, III /(1)/      Chairman,       9         Treasurer and Director of Commonwealth        The World
 8730 Stony Point Parkway     Director and              Shareholder Services, Inc. ("CSS"), the       Insurance
 Suite 205                    Treasurer                 Company's Administrator, since 1985;          Trust - 1
 Richmond, VA 23235           since May,                President and Director of First Dominion      Fund;
 (1945)                       1997                      Capital Corp. ("FDCC"), the Company's
                                                        underwriter; President and Director of
                                                        Commonwealth Fund Services, Inc., the
                                                        Company's Transfer and Disbursing Agent
                                                        since 1987; President and Treasurer of
                                                        Commonwealth Capital Management, Inc.
                                                        since 1983 ; President of Commonwealth
                                                        Capital Management, LLC, the adviser to the
                                                        Fund and the adviser to the Satuit Capital
                                                        Small Cap Fund series of the Company, from
                                                        December, 2000 to October, 2007; President
                                                        and Director of Commonwealth Fund
                                                        Accounting, Inc., which provides
                                                        bookkeeping services to the Company; and
                                                        Chairman, Trustee and Treasurer of The
                                                        World Insurance Trust, a registered
                                                        investment company, since May, 2002. Mr.
                                                        Pasco is a certified public accountant.
-------------------------------------------------------------------------------------------------------------------
NON-INTERESTED DIRECTORS:
-------------------------------------------------------------------------------------------------------------------
 Samuel Boyd, Jr.             Director since  9         Retired. Manager of the Customer Services     The World
 8730 Stony Point Parkway     May, 1997                 Operations and Accounting Division of the     Insurance
 Suite 205                                              Potomac Electric Power Company from           Trust - 1
 Richmond, VA 23235                                     August, 1978 until April, 2005; a Trustee of  Fund; Satuit
 (1940)                                                 The World Insurance Trust, a registered       Capital
                                                        investment company, since May, 2002; a        Management
                                                        Trustee of Satuit Capital Management Trust,   Trust - 2
                                                        a registered investment company, since        Funds;
                                                        October, 2002 and a Trustee of Janus
                                                        Advisors Series Trust, a registered
                                                        investment company, from 2003 to 2005.
-------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS AND YEAR BORN  POSITION(S) HELD NUMBER OF PRINCIPAL OCCUPATION(S) DURING THE PAST        OTHER
                             WITH COMPANY     FUNDS IN  FIVE (5) YEARS                                 DIRECTORSHIPS
                             AND TENURE       COMPANY                                                  BY DIRECTORS
                                              OVERSEEN                                                 AND NUMBER
                                                                                                       OF FUNDS IN
                                                                                                       THE COMPLEX
                                                                                                       OVERSEEN
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
NON-INTERESTED DIRECTORS (CONTINUED):
--------------------------------------------------------------------------------------------------------------------
 William E. Poist            Director since   9         Financial and Tax Consultant through his        The World
 8730 Stony Point Parkway    May, 1997                  firm Management Funds Consulting for            Insurance
 Suite 205                                              Professionals since 1974; a Trustee of Satuit   Trust - 1
 Richmond, VA 23235                                     Capital Management Trust, a registered          Fund and
 (1939)                                                 investment company, since November, 2003;       Satuit
                                                        and a Trustee of The World Insurance Trust,     Capital
                                                        a registered investment company, since May,     Management
                                                        2002. Mr. Poist is a certified public           Trust - 2
                                                        accountant.                                     Funds;
--------------------------------------------------------------------------------------------------------------------
 Paul M. Dickinson           Director since   9         President of Alfred J. Dickinson, Inc.          The World
 8730 Stony Point Parkway    May, 1997                  Realtors since April, 1971; a Trustee of        Insurance
 Suite 205                                              Satuit Capital Management Trust, a              Trust - 1
 Richmond, VA 23235                                     registered investment company, since            Fund and
 (1947)                                                 November, 2003 and Trustee of The World         Satuit
                                                        Insurance Trust, a registered investment        Capital
                                                        company, since May, 2002.                       Management
                                                                                                        Trust - 2
                                                                                                        Funds;
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
OFFICERS:
--------------------------------------------------------------------------------------------------------------------
 * Leland H. Faust           President of     N/A       President of CSI Capital Management, Inc., a    N/A
 600 California Street       the CSI Equity             registered investment adviser, since 1978.
 18/th/ Floor                Fund series                Partner in the law firm Taylor & Faust since
 San Francisco, CA 94108     since October,             September, 1975.
 (1946)                      1997
--------------------------------------------------------------------------------------------------------------------
 Karen M. Shupe              Secretary since  N/A       Managing Director, Commonwealth                 N/A
 8730 Stony Point Parkway    2005 and                   Shareholder Services, since 2003. Financial
 Suite 205                   Treasurer                  Reporting Manager, Commonwealth
 Richmond, VA 23235          since June,                Shareholder Services, Inc. from 2001 to
 (1964)                      2006                       2003.
--------------------------------------------------------------------------------------------------------------------
 David D. Jones, Esq.        Chief            N/A       Managing Member, Drake Compliance,              N/A
 395 Sawdust Road,           Compliance                 LLC, a regulatory consulting firm, since
 Suite 2137                  Officer since              2004. Principal Attorney, David Jones &
 The Woodlands, TX 77380     June, 2008                 Assoc., P.C., a law firm, since 1998.
 (1957)
--------------------------------------------------------------------------------------------------------------------


/(1)/ Mr. Pasco is considered to be an "interested person" of the Company as that term is defined in the 1940 Act. Mr. Pasco is an interested person of the
Company because: (1) he is an officer of the Company; (2) he owns Commonwealth
Capital Management, LLC, which serves as the investment adviser to the Eastern
European Equity Fund; (3) he is a managing member of Third Millennium
Investment Advisors, LLC, which serves as the investment adviser to the Third
Millennium Russia Fund; (4) he owns FDCC, the principal underwriter of the
Company; and (5) he owns or controls several of the Company's service providers, including Commonwealth Shareholder Services, Inc., the Company's
Administrator, Commonwealth Fund Accounting, pricing agent, and Commonwealth
Fund Services, Inc., the Company's Transfer and Disbursing Agent.


EASTERN EUROPEAN EQUITY FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities held in the Fund's portfolio is available, without charge and upon request, by calling
1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q".
These filings are available without charge and upon request, by calling
1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


INVESTMENT ADVISER:

Commonwealth Capital Management, LLC
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

DISTRIBUTOR:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

TRANSFER AGENT:

For account information, wire purchase or redemptions, call or write to Eastern
European Equity Fund's Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

MORE INFORMATION:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800) 527-9525 Toll Free.
Fund information is also available online at theworldfunds.com.

[LOGO]

                         ANNUAL REPORT TO SHAREHOLDERS

                         EASTERN EUROPEAN EQUITY FUND

                       A series of The World Funds, Inc.
                         A "Series" Investment Company

                     FOR THE YEAR ENDED DECEMBER 31, 2009